Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Massachusetts (99.2%)
Andover MA GO	4.000%	11/15/30	530	642
Andover MA GO	4.000%	11/15/31	535	645
Andover MA GO	4.000%	11/15/32	545	652
Andover MA GO	4.000%	11/15/33	560	664
Andover MA GO	4.000%	11/15/34	455	538
Andover MA GO	4.000%	11/15/35	465	547
Andover MA GO	4.000%	11/15/43	1,810	2,052
Andover MA GO	4.000%	11/15/48	1,650	1,859
Arlington MA GO	5.000%	12/1/28	1,535	2,000
Arlington MA GO	5.000%	12/1/29	1,535	1,987
Arlington MA GO	4.000%	12/1/30	620	749
Arlington MA GO	3.000%	12/1/37	170	179
Attleboro MA GO	3.000%	2/15/32	605	642
Attleboro MA GO	4.000%	2/15/49	4,000	4,440
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/26	475	588
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/27	350	442
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/28	400	502
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/29	420	526
Berkshire MA Wind Power Cooperative Corp.
Revenue	5.000%	7/1/30	450	560
Beverly MA GO	4.000%	10/15/28	1,095	1,307
Blue Hills MA Regional Technical High School
District GO	4.000%	7/15/40	895	1,010
Blue Hills MA Regional Technical High School
District GO	4.000%	7/15/41	900	1,014
Blue Hills MA Regional Technical High School
District GO	4.000%	7/15/43	1,025	1,151
Blue Hills MA Regional Technical High School
District GO	4.000%	7/15/44	665	746
Blue Hills MA Regional Technical High School
District GO	4.000%	7/15/46	895	1,001
Boston MA GO	5.000%	5/1/27	10	13
Boston MA GO	4.000%	3/1/29	1,200	1,324
Boston MA GO	5.000%	3/1/29	500	671
Boston MA GO	5.000%	3/1/32	4,535	5,992
Boston MA GO	5.000%	5/1/35	4,000	5,133
Boston MA GO	5.000%	3/1/36	1,605	2,095
Boston MA GO	5.000%	3/1/37	5,885	7,658
Boston MA GO	5.000%	5/1/37	4,010	5,116
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	1,985	1,991
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,405	5,421
Bourne MA GO	4.000%	11/15/29	865	1,028
Bourne MA GO	4.000%	11/15/30	530	625
Bourne MA GO	4.000%	11/15/32	665	776
Bourne MA GO	4.000%	11/15/34	805	930

Bourne MA GO	4.000%	11/15/35	805	925
Braintree MA GO	3.000%	6/1/33	1,865	2,003
Braintree MA GO	3.000%	6/1/34	1,910	2,045
Braintree MA GO	3.000%	6/1/36	1,790	1,903
Braintree MA GO	3.000%	6/1/37	775	821
Cambridge MA GO	5.000%	2/15/30	1,845	2,466
Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/31	485	577
Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/32	2,060	2,443
Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/33	1,665	1,970
Cape Cod MA Regional Technical High School
District GO	4.000%	11/15/34	2,235	2,619
Chicopee MA GO	3.000%	8/15/45	1,970	2,027
Chicopee MA GO	3.000%	8/15/48	1,935	1,980
Douglas MA GO	4.000%	2/15/30	1,170	1,345
Douglas MA GO	4.000%	2/15/31	815	929
Douglas MA GO	4.000%	2/15/32	1,220	1,381
Easthampton MA GO	4.000%	6/1/29	1,895	2,276
Easthampton MA GO	4.000%	6/1/30	2,130	2,545
Easthampton MA GO	3.000%	6/1/37	2,080	2,191
Easthampton MA GO	3.000%	6/1/38	2,200	2,312
Easthampton MA GO	3.000%	6/1/39	975	1,018
Framingham MA GO	4.000%	12/1/33	1,010	1,196
Harvard MA GO	3.000%	8/15/33	1,265	1,368
Harvard MA GO	3.000%	8/15/35	1,260	1,346
Holyoke MA GO	5.000%	9/1/30	1,690	1,872
Lexington MA GO	3.625%	2/1/49	4,950	5,375
Lincoln MA GO	3.125%	3/1/37	2,180	2,330
Lincoln MA GO	3.250%	3/1/40	2,475	2,656
Longmeadow MA GO	3.250%	4/1/35	1,105	1,180
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	3,220
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,705	8,464
Massachusetts Bay Transportation Authority
Revenue	5.000%	7/1/25	5,015	6,139
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/30	9,075	12,576
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,248
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	4,127
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	4,500	6,288
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	14,446
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,213
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,354
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	1,090	1,358
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/38	325	402

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/39	1,045	1,288
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	3,500	4,304
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	1,525	1,806
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/42	5,000	6,125
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/43	1,680	2,055
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/46	5,000	6,092
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/46	3,815	4,649
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,300
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,295
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,850
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28	4,500	5,955
Massachusetts Clean Water Trust Revenue	5.000%	2/1/29	2,940	3,632
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	3,295	4,451
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30	7,460	8,673
Massachusetts Clean Water Trust Revenue	5.000%	2/1/32	3,000	3,475
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,458
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	3,385	3,859
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,359
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,301
Massachusetts College Building Authority
Revenue	4.000%	5/1/30	730	890
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,090	1,191
Massachusetts College Building Authority
Revenue	4.000%	5/1/31	855	1,033
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,326
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	910	1,089
Massachusetts College Building Authority
Revenue	4.000%	5/1/32	3,435	4,040
Massachusetts College Building Authority
Revenue	4.000%	5/1/34	675	783
Massachusetts College Building Authority
Revenue	5.000%	5/1/34	3,375	4,006
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	2,995	3,247
Massachusetts College Building Authority
Revenue	4.000%	5/1/37	775	885
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,437
Massachusetts College Building Authority
Revenue	4.000%	5/1/40	4,475	5,073
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	3,600	3,890

Massachusetts College Building Authority
Revenue	3.000%	5/1/42	275	279
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,548
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/24	1,500	1,748
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	285	289
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	4,180	5,305
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/28	1,010	1,310
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/30	1,000	1,318
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/31	1,000	1,308
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	1,000	1,280
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,806
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/41	10	11
1 Massachusetts Development Finance Agency
Revenue	5.000%	12/1/21	1,090	1,183
1 Massachusetts Development Finance Agency
Revenue	5.000%	12/1/22	2,000	2,244
Massachusetts Development Finance Agency
Revenue	6.000%	7/1/23 (Prere.)	2,215	2,618
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/24	475	552
Massachusetts Development Finance Agency
Revenue	5.000%	1/1/25	100	117
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/25	3,105	3,793
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/26	1,510	1,838
Massachusetts Development Finance Agency
Revenue	5.000%	8/15/30	2,525	3,014
1 Massachusetts Development Finance Agency
Revenue	5.000%	12/1/31	250	328
1 Massachusetts Development Finance Agency
Revenue	5.000%	12/1/32	250	326
Massachusetts Development Finance Agency
Revenue	6.000%	1/1/33	2,190	2,473
1 Massachusetts Development Finance Agency
Revenue	5.000%	12/1/33	175	227
1 Massachusetts Development Finance Agency
Revenue	5.000%	12/1/34	225	291
1 Massachusetts Development Finance Agency
Revenue	5.000%	12/1/35	200	258
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/38	385	470
Massachusetts Development Finance Agency
Revenue	4.000%	7/1/44	2,000	2,191

Massachusetts Development Finance Agency
Revenue	5.000%	7/1/44	2,705	3,327
Massachusetts Development Finance Agency
Revenue	5.000%	7/1/49	3,750	4,597
Massachusetts Development Finance Agency
Revenue (Atrius Health)	5.000%	6/1/39	5,355	6,558
Massachusetts Development Finance Agency
Revenue (Atrius Health)	4.000%	6/1/49	7,750	8,481
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,718
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	15	17
Massachusetts Development Finance Agency
Revenue (Bentley University)	4.000%	7/1/35	25	28
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	35	44
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,346
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,613
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,536
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,341
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	3,000	3,672
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/20	500	515
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	350	372
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	521
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,317
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	933
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/23	500	552
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	715	830
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/24	1,610	1,776
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	1,500	1,788
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.250%	7/1/26	1,175	1,295
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/27	3,960	4,757
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/28	535	652
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,555	2,787
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,701
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	600	728

Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,912
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	1,755	2,119
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,000	3,538
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	310	365
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	1,050	1,230
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,164
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	5,000	5,646
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	4.000%	7/1/47	2,100	2,264
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,858
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	2,098
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,297
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,630
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	6,075	8,182
Massachusetts Development Finance Agency
Revenue (Boston University) PUT	5.000%	4/1/24	1,700	1,960
2 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.410%	9/9/19 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	1.240%	9/3/19 LOC	2,500	2,500
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	4.000%	4/1/22	2,155	2,315
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	4.000%	4/1/41	8,000	9,051
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	490	505
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	15	16
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,755	1,939
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	125	138
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/24	1,000	1,174
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/27	25	31
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,205	3,946
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/29	105	132
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/31	770	971
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,183

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	2,500	3,141
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,181
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,192
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,190
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/43	5,000	6,091
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	2,045	2,475
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/48	2,845	3,444
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/53	9,030	10,859
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	606
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	556
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,858
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	4,000	4,562
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/27	505	646
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/28	690	901
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/32	850	916
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/33	720	770
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/34	845	898
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	6,171
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	3.000%	5/1/39	1,015	1,052
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	6,125	7,317
Massachusetts Development Finance Agency
Revenue (Dartmouth Student Housing
Project)	5.000%	10/1/38	2,815	3,376
Massachusetts Development Finance Agency
Revenue (Dartmouth Student Housing
Project)	5.000%	10/1/54	10,000	11,710
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20 (Prere.)	5,460	5,530
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	375	418

Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/24	990	1,135
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/25	1,905	2,236
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	2,124
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/29	3,725	4,606
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/36	3,670	4,431
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	3,125	3,732
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,960	6,718
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	2,016
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	5,028
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	750	895
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/36	2,420	2,834
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	8,060	9,312
Massachusetts Development Finance Agency
Revenue (Foxborough Regional Charter
School)	5.000%	7/1/37	1,260	1,458
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	750	887
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/30	10,000	12,518
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	12,310	15,288
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/34	7,175	8,894
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	25,915	30,118
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	4,460	6,428
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/20 (Prere.)	825	855
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	4.000%	7/1/21	1,760	1,849
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/27	2,700	3,400
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/28	2,000	2,563
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/29	1,250	1,625
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/30	1,340	1,729
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/31	2,255	2,893
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31	230	274
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/32	1,000	1,278

Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32	50	59
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/33	1,750	2,230
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	1,500	1,905
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/34	20	24
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/39	275	343
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,760	2,050
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/41	250	310
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	11,970	13,869
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.000%	11/15/38	1,000	1,141
Massachusetts Development Finance Agency
Revenue (Linden Ponds Inc.)	5.125%	11/15/46	3,000	3,416
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,375
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	12,520	13,899
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/26	1,380	1,584
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	478
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	357
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	530
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,105	2,284
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/37	400	454
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/42	500	564
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	2,145	2,318
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,675	1,844
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/47	6,700	7,535
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,105
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,830	6,429
Massachusetts Development Finance Agency
Revenue (NewBridge Charles Inc.)	5.000%	10/1/57	6,700	7,405
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,597
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,934
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,101

Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.250%	3/1/37	20	23
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,812
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/20 (Prere.)	4,000	4,139
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/25	820	1,002
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,277
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	7,479
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,702
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	3,520	4,516
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	3,755	4,791
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	9,098
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/35	3,500	4,033
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/36	5,000	5,746
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	20	21
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/39	8,750	9,773
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,509
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/41	10,710	12,134
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,392
3 Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	5,918
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	1,860	2,262
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/30/25	10,000	11,963
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	1.380%	9/9/19 LOC	2,000	2,000
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) VRDO	1.300%	9/9/19	1,000	1,000
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,415
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	500	548
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	2,300	2,502
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/27	1,000	1,197
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,161

Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/29	1,820	2,165
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,256
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,270	2,642
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,377
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/26	1,000	1,222
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	1,029
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,903
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	3,000	3,488
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,752
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,030	1,231
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,386
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	4.000%	7/1/41	4,000	4,465
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/20	1,000	1,031
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/21	1,475	1,573
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/22	2,380	2,622
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/24	300	351
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/26	300	368
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/27	150	187
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/27	850	1,056
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/28	525	664
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	2,095	2,576
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	639
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,095
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,500	4,278
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/33	1,525	1,844
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/34	2,000	2,408

Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/35	1,160	1,392
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/36	1,000	1,196
Massachusetts Development Finance Agency
Revenue (Suffolk University)	4.000%	7/1/39	1,975	2,154
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,415	3,512
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/21 (Prere.)	1,420	1,516
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	510	548
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/21 (Prere.)	350	376
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	1,195	1,286
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/21 (Prere.)	805	866
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	2,700	2,917
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/21 (Prere.)	1,800	1,943
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,045	1,236
Massachusetts Development Finance Agency
Revenue (UMass Boston Student Housing
Project)	5.000%	10/1/25	2,690	3,211
Massachusetts Development Finance Agency
Revenue (UMass Boston Student Housing
Project)	5.000%	10/1/48	1,885	2,157
Massachusetts Development Finance Agency
Revenue (UMass Dartmouth)	5.000%	10/1/28	1,000	1,259
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/21 (Prere.)	5,220	5,637
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/23	705	797
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/27	1,630	2,034
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/28	3,000	3,729
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	45	55
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/29	1,000	1,236
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/30	2,470	3,037
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,207

Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.500%	7/1/31	280	301
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,200	1,443
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,543
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/44	1,300	1,531
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	250	257
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	540	575
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	2,937
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,199
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	818
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	5,185	6,024
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/29	500	659
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/30	665	871
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,208
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology
Inc.)	5.000%	10/1/46	4,250	4,912
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/24	185	215
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/30	165	193
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,470	2,795
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	6,970	8,273
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/29	505	647
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/32 (12)	1,630	1,222
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,500	1,755
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/33 (12)	3,290	2,379
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,510	1,757
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/34	1,000	1,157
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/35	1,500	1,731
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	2,079

Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,206
Massachusetts Development Finance Agency
Revenue (Wheaton College)	5.000%	1/1/53	1,105	1,303
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/29	1,090	1,406
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/30	1,000	1,283
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	3,000	3,689
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,930
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,515
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/46	325	393
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,882
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,418
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,057
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,091
Massachusetts GO	4.000%	12/1/19 (Prere.)	5,000	5,035
Massachusetts GO	5.250%	8/1/20	875	908
Massachusetts GO	4.000%	4/1/21 (Prere.)	12,835	13,431
Massachusetts GO	4.000%	8/1/21 (Prere.)	5,000	5,276
Massachusetts GO	4.500%	8/1/21 (Prere.)	3,705	3,948
Massachusetts GO	5.250%	8/1/21	1,080	1,166
Massachusetts GO	5.250%	8/1/21 (4)	765	826
Massachusetts GO	4.000%	12/1/21 (Prere.)	3,700	3,944
1 Massachusetts GO	4.500%	12/1/21 (Prere.)	18,300	19,708
Massachusetts GO	5.000%	7/1/22 (Prere.)	9,010	10,006
Massachusetts GO	5.000%	9/1/22 (Prere.)	2,245	2,503
Massachusetts GO	5.000%	9/1/22 (Prere.)	1,460	1,630
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,680	1,887
Massachusetts GO	5.500%	12/1/22 (4)	2,120	2,419
1 Massachusetts GO	5.000%	3/1/23	1,170	1,327
Massachusetts GO	5.000%	7/1/23	700	803
Massachusetts GO	5.000%	7/1/23	155	172
Massachusetts GO	5.250%	9/1/23 (4)	235	273
Massachusetts GO	5.000%	7/1/24	9,420	11,150
Massachusetts GO	5.000%	7/1/26	845	1,059
Massachusetts GO	5.000%	7/1/26	1,235	1,548
Massachusetts GO	5.000%	7/1/26	1,845	2,312
Massachusetts GO	5.000%	7/1/28	10,820	13,456
Massachusetts GO	5.000%	7/1/28	3,895	5,107
Massachusetts GO	5.000%	7/1/28	4,000	5,245
Massachusetts GO	4.000%	11/1/29	2,105	2,289
Massachusetts GO	5.000%	7/1/30	570	704
Massachusetts GO	5.500%	8/1/30 (2)	7,000	9,755
Massachusetts GO	5.000%	5/1/32	3,000	3,502
Massachusetts GO	5.000%	7/1/32	3,460	4,253
Massachusetts GO	5.000%	7/1/32	4,480	5,376
Massachusetts GO	4.000%	8/1/32	5,000	5,243
Massachusetts GO	5.000%	5/1/33	3,000	3,498

Massachusetts GO	5.000%	7/1/33	5,265	6,463
Massachusetts GO	4.500%	7/1/34	16,170	18,891
Massachusetts GO	5.000%	7/1/34	5,295	6,484
Massachusetts GO	4.000%	9/1/34	3,000	3,433
Massachusetts GO	5.000%	12/1/34	13,030	16,106
Massachusetts GO	4.000%	4/1/35	5,010	5,610
Massachusetts GO	4.000%	5/1/35	5,000	5,405
Massachusetts GO	5.000%	7/1/35	4,095	4,888
Massachusetts GO	5.000%	7/1/35	5,000	6,107
Massachusetts GO	3.000%	11/1/35	2,875	3,060
Massachusetts GO	5.000%	8/1/36	9,100	9,716
Massachusetts GO	5.000%	12/1/36	3,070	3,776
Massachusetts GO	5.000%	7/1/37	500	594
Massachusetts GO	5.000%	1/1/38	1,180	1,470
Massachusetts GO	5.000%	7/1/38	5,015	6,084
Massachusetts GO	5.000%	12/1/38	11,070	13,554
Massachusetts GO	4.000%	12/1/39	500	566
Massachusetts GO	5.000%	1/1/40	1,540	1,907
Massachusetts GO	5.000%	7/1/40	8,000	9,460
Massachusetts GO	5.000%	3/1/41	8,000	9,177
Massachusetts GO	5.000%	4/1/42	8,650	10,522
Massachusetts GO	5.250%	4/1/42	3,000	3,730
Massachusetts GO	4.000%	9/1/42	2,800	3,133
Massachusetts GO	5.000%	1/1/43	3,680	4,524
Massachusetts GO	4.000%	2/1/43	6,250	7,007
Massachusetts GO	5.250%	1/1/44	6,570	8,458
Massachusetts GO	4.000%	2/1/44	6,140	6,870
Massachusetts GO	5.000%	11/1/44	5,000	6,141
Massachusetts GO	4.000%	12/1/44	8,350	9,326
Massachusetts GO	5.000%	5/1/45	5,000	6,292
Massachusetts GO	5.000%	7/1/45	2,000	2,351
Massachusetts GO	5.000%	11/1/45	10,825	13,278
Massachusetts GO	4.000%	12/1/45	8,505	9,488
Massachusetts GO	4.000%	2/1/46	5,000	5,578
Massachusetts GO	5.000%	3/1/46	4,905	5,608
Massachusetts GO	5.000%	5/1/46	7,500	9,430
Massachusetts GO	3.000%	9/1/46	6,000	6,150
Massachusetts GO	5.000%	4/1/47	5,430	6,568
Massachusetts GO	5.250%	4/1/47	4,500	5,561
Massachusetts GO	5.000%	5/1/47	4,560	5,726
Massachusetts GO	5.000%	1/1/49	5,000	6,229
Massachusetts GO VRDO	1.260%	9/3/19	6,410	6,410
Massachusetts GO VRDO	1.340%	9/9/19	2,665	2,665
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/35	1,730	2,495
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/19 (Prere.)	4,000	4,042
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) VRDO	1.240%	9/3/19	900	900
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) VRDO	1.320%	9/9/19	15,075	15,075
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood Memorial
Hospital) VRDO	1.390%	9/3/19 LOC	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Lowell General Hospital)	5.125%	7/1/35	215	222

Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,010	4,197
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	150	218
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	1.190%	9/3/19	200	200
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,103
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.330%	9/9/19 LOC	400	400
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	1.340%	9/9/19	7,400	7,400
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,160	6,178
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	1.190%	9/3/19	100	100
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	125	129
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/20 (Prere.)	2,840	2,937
1 Massachusetts Housing Finance Agency
Revenue	1.450%	12/1/22	850	849
Massachusetts Housing Finance Agency
Revenue	3.250%	12/1/32	3,000	3,184
Massachusetts Housing Finance Agency
Revenue	4.000%	12/1/38	445	497
Massachusetts Housing Finance Agency
Revenue	3.900%	12/1/42	500	540
Massachusetts Housing Finance Agency
Revenue	5.000%	12/1/43	750	816
Massachusetts Housing Finance Agency
Revenue	4.500%	12/1/48	2,825	3,155
Massachusetts Housing Finance Agency
Revenue	3.500%	12/1/54	5,000	5,179
Massachusetts Housing Finance Agency
Revenue	4.450%	12/1/58	1,000	1,111
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.800%	12/1/37	1,400	1,540
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	1,360	1,371
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	365	368
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	675	707
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	1,510	1,573
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	1,425	1,482
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	870	915
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.200%	6/1/46	715	780

Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/48	5,000	5,472
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.050%	12/1/52	4,490	4,843
Massachusetts Housing Finance Agency Single
Family Housing Revenue PUT	1.500%	7/1/20	1,000	1,001
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,983
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,112
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,885	4,542
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,791
Massachusetts Port Authority Revenue	5.000%	7/1/37	990	1,201
Massachusetts Port Authority Revenue	5.000%	7/1/38	1,000	1,287
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	8,104
Massachusetts Port Authority Revenue	5.000%	7/1/44	9,605	11,118
Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,605
Massachusetts Port Authority Revenue	5.000%	7/1/49	10,805	13,634
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,265	8,071
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	3,008
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,932
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,864
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	3,010	3,631
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,762
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,055	4,606
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32	3,245	3,834
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,515	2,716
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,413
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,095	8,756
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,870
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	1,650	1,974
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	13,590	14,732
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	4,936
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/35	2,500	3,078
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,867
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/36	3,180	3,905
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,634
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37	5,000	5,957

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,993
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/38	750	858
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,999
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/39	12,095	14,755
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/42	70	83
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	2,500	2,825
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/44	3,000	3,757
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/45	4,550	5,400
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	3,175	3,839
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	13,895	17,389
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	5,010	6,270
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	2,500	2,965
Massachusetts Transportation Fund Revenue	5.000%	6/1/28	345	446
Massachusetts Transportation Fund Revenue	5.000%	6/1/41	5,400	6,668
2 Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program) TOB VRDO	1.380%	9/9/19	4,495	4,495
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	20	21
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,029
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,722
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	4,000	4,443
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	10,000	11,095
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/42	10,000	12,197
Massachusetts Transportation Fund Revenue
(Rail Enhancement & Accelerated Bridge
Program)	5.000%	6/1/48	6,010	7,414
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/30	1,700	1,999
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/31	1,500	1,762
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/32	2,000	2,344
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/34	3,375	3,944
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	10,810	12,895
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	7,805	9,379

Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	8,001
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,684
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,988
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,035	4,646
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,835	5,901
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	155	173
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,020	9,509
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	2,087
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	193
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22	1,980	2,207
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,065	3,853
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	1,001
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	1,070	1,367
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,175	1,652
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,227
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	8,000	11,904
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,325	8,293
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,053
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	4,230	5,127
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	9,385	11,376
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	10,750	11,843
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,260
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	5,000	6,354
Massachusetts Water Resources Authority
Revenue VRDO	1.340%	9/3/19	500	500
Massachusetts Water Resources Authority
Revenue VRDO	1.330%	9/9/19	14,255	14,255
Medford MA GO	3.000%	7/15/30	755	830
Medford MA GO	3.000%	7/15/31	780	850
Medford MA GO	3.000%	7/15/32	810	873
Medford MA GO	3.000%	7/15/33	830	892
Medford MA GO	3.000%	7/15/34	860	921

Medford MA GO	3.000%	7/15/35	885	945
Medford MA GO	3.000%	7/15/36	910	968
Minuteman MA Regional Vocational Technical
School District GO	4.000%	10/15/48	4,055	4,507
Nantucket MA GO	4.000%	7/15/34	1,045	1,230
Nantucket MA GO	4.000%	7/15/35	1,085	1,269
Natick MA GO	4.000%	7/15/30	4,580	5,520
Natick MA GO	4.000%	7/15/31	4,760	5,709
Natick MA GO	4.000%	7/15/32	4,890	5,821
Needham MA GO	3.000%	7/15/35	765	811
New Bedford MA GO	3.000%	3/1/34	335	356
New Bedford MA GO	3.000%	3/1/35	395	418
New Bedford MA GO	3.000%	3/1/37	835	876
New Bedford MA GO	3.250%	3/1/44	1,485	1,571
Newton MA GO	3.000%	4/1/33	3,440	3,646
Plymouth MA GO	3.250%	5/1/34	460	498
Randolph MA GO	3.125%	9/15/32	1,065	1,150
Randolph MA GO	3.125%	9/15/33	1,350	1,455
Randolph MA GO	3.375%	9/15/35	830	907
Randolph MA GO	3.375%	9/15/36	835	910
Rowley MA GO	3.500%	7/15/43	2,625	2,829
Saugus MA GO	3.500%	3/1/46	1,945	2,092
Springfield MA GO	5.000%	3/1/28	220	288
Springfield MA GO	5.000%	3/1/29	545	709
Springfield MA GO	5.000%	3/1/30	905	1,172
Springfield MA GO	4.000%	3/1/31	1,250	1,486
Springfield MA GO	4.000%	3/1/32	1,285	1,516
Springfield MA GO	4.000%	3/1/44	2,950	3,337
Springfield MA GO	3.500%	3/1/47 (4)	1,250	1,346
Stoughton MA GO	4.000%	10/15/31	3,865	4,593
Stoughton MA GO	3.000%	10/15/32	1,920	2,062
Stoughton MA GO	3.000%	10/15/35	370	392
Tewksbury MA GO	3.000%	6/1/33	2,720	2,900
Tewksbury MA GO	3.000%	6/1/35	2,720	2,884
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,510	3,054
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,932
University of Massachusetts Building Authority
Revenue	5.000%	11/1/35	5,460	6,871
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,246
University of Massachusetts Building Authority
Revenue	5.000%	11/1/38	2,000	2,495
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	8,695	9,636
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	14,020	16,444
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	10,045	12,057
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	8,365	9,763
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	6,020	6,601
University of Massachusetts Building Authority
Revenue	5.250%	11/1/47	5,000	6,284

University of Massachusetts Building Authority
Revenue	5.000%	11/1/34	650	820
Worcester MA GO	4.000%	1/15/32	2,365	2,696
Worcester MA GO	4.000%	1/15/33	2,190	2,489
				2,172,373
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,285	2,530
Guam Power Authority Revenue	5.000%	10/1/20	500	516
Guam Power Authority Revenue	5.000%	10/1/23	1,000	1,113
Guam Power Authority Revenue	5.000%	10/1/25	745	848
Guam Power Authority Revenue	5.000%	10/1/31	300	336
				5,343
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	444	387
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	678	535
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	493	362
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,350	1,372
				2,656
Total Tax-Exempt Municipal Bonds (Cost $2,037,469)				2,180,372
Other Assets and Liabilities-Net (0.5%)				10,424
Net Assets (100%)				2,190,796

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2019.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $11,695,000, representing 0.5% of net assets.
3 Securities with a value of $746,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security. BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate. COP - Certificate of Participation.

CP - Commercial Paper. FR - Floating Rate.

GAN - Grant Anticipation Note. GO - General Obligation Bond.

LIBOR - London Interbank Offered Rate. PILOT - Payments in Lieu of Taxes. PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association. SOFR – Secured Overnight Financing Rate.

TAN - Tax Anticipation Note. TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

Massachusetts Tax-Exempt Fund

VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Massachusetts Tax-Exempt Fund

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	797	172,245	91

Short Futures Contracts
10-Year U.S. Treasury Note	December 2019	(265)	(34,905)	58
5-Year U.S. Treasury Note	December 2019	(255)	(30,594)	22
Ultra Long U.S. Treasury Bond	December 2019	(9)	(1,777)	6
				86
				177

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Massachusetts Tax-Exempt Fund

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,180,372	—
Futures Contracts—Assets[1]	75	—	—
Futures Contracts—Liabilities[1]	(51)	—	—
Total	24	2,180,372	—
1 Represents variation margin on the last day of the reporting period.